Allstate Life Insurance Company
               Allstate Life Insurance Company Separate Account A

                       Supplement, dated October 14, 2002
                                     to the
                     Prospectuses dated May 1, 2002 for the
                   Putnam Allstate Advisor Variable Annuities
                   (Advisor, Advisor Plus, Advisor Preferred)


This supplement amends the May 1, 2002 prospectuses for the Putnam Allstate Advisor variable annuity contracts ("Contracts"), offered by Allstate Life Insurance Company. Where it differs, the disclosure for the prospectus describing the Putnam Allstate Advisor and Putnam Allstate Advisor Preferred Contracts is bracketed. Please keep this supplement for future reference together with your prospectus.


Page 6, "Investment Alternatives": Replace the first bullet with the following bullet:

o A Standard Fixed Account Option* that credits interest at rates we guarantee, and


Page 6, "Investment Alternatives": Insert the following footnote after the second bullet:

*For Putnam Allstate Advisor Preferred Contracts (except Contracts issued in Oregon), the Standard Fixed Account Option is currently not available for new investments.


Page 22: For Putnam Allstate Advisor Preferred Contracts, replace the information contained in the first row of the chart describing available Fixed Account Options under the heading "Investment Alternatives: The Fixed Account Options" with the following:

                                                    Advisor Preferred
                                                    -----------------
Standard Fixed Account Option                              No*

Page 22: Insert the following footnote after the chart describing available Fixed Account Options under the heading "Investment Alternatives: The Fixed Account Options":

*The Standard Fixed Account Option is available with contracts issued in Oregon.


Page 22: Replace the first sentence of the second paragraph under the subheading "Standard Fixed Account Option" with the following sentences:

We are currently offering Guarantee Periods of 1, 5 and 7 years in length for Putnam Allstate Advisor and Putnam Allstate Advisor Plus Contracts. For Putnam Allstate Advisor Preferred Contracts (except Contracts issued in Oregon), we are currently not offering the Standard Fixed Account Option. Existing investments in the Standard Fixed Account Option are not affected by this change. At the end of the 1-year Guarantee Period, a renewal rate will be declared as described below.


[Page 22: Replace the second sentence of the first paragraph under the subheading "Standard Fixed Account Option" with the following sentences:

We are currently offering Guarantee Periods of 1, 5 and 7 years in length for Putnam Allstate Advisor Contracts. For Putnam Allstate Advisor Preferred Contracts (except Contracts issued in Oregon), we are currently not offering the Standard Fixed Account Option. Existing investments in the Standard Fixed Account Option are not affected by this change. At the end of the 1-year Guarantee Period, a renewal rate will be declared as described below.]


Page 23: Insert the following sentence after the second sentence in the first paragraph under the subheading "Transfers During the Accumulation Phase":

For Putnam Allstate Advisor Preferred Contracts (except Contracts issued in Oregon), we currently do not permit transfers into the Standard Fixed Account Option.


Appendix A, page A-1: Replace the description of the Fixed Account Options for the Putnam Allstate Advisor Preferred Contract contained in the Putnam Allstate Advisor Contract Comparison Chart with the following description:


                                               Advisor Preferred
                                               -----------------
Fixed Account Options                                    N/A

                         Allstate Life Insurance Company
               Allstate Life Insurance Company Separate Account A

                       Supplement, dated October 14, 2002
                                     to the
                    Prospectus dated October 14, 2002 for the
 Allstate Advisor Variable Annuities (Advisor, Advisor Plus, Advisor Preferred)



This supplement amends the October 14, 2002 prospectus for the Allstate Advisor variable annuity contracts ("Contracts"), offered by Allstate Life Insurance Company. Please keep this supplement for future reference together with your prospectus.


Page 26: Replace the second sentence of the second paragraph under the subheading "Standard Fixed Account Option" with the following sentences:

For Allstate Advisor and Allstate Advisor Plus Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Allstate Advisor Preferred Contracts, we currently are not offering the Standard Fixed Account Option.


Page 27: Replace the last paragraph under the subheading "Standard Fixed Account Option" with the following paragraph:

The Standard Fixed Account Option currently is not available with the Allstate Advisor Preferred Contract.


Appendix A, page 59: Replace the description of the Fixed Account Options for the Allstate Advisor Preferred Contract contained in the Allstate Advisor Contract Comparison Chart with the following description:

---------------- --------------------------------------------------------------------------------------------
                                                      Advisor Preferred
---------------- --------------------------------------------------------------------------------------------
---------------- ------------------------------ ----------------------------- -------------------------------
                   5-Year Withdrawal Charge       3-Year Withdrawal Charge     No Withdrawal Charge Option
                            Option                         Option
---------------- ------------------------------ ----------------------------- -------------------------------
---------------- ------------------------------ ----------------------------- -------------------------------
Fixed Account                 N/A                           N/A                            N/A
Options                       N/A                           N/A                            N/A
---------------- ------------------------------ ----------------------------- -------------------------------


Appendix A, page 59: Replace the description of the Guarantee Periods for the Allstate Advisor Preferred Contract contained in the table with the heading
"Standard Fixed Account Option" with the following description:

------------------- ----------------------------------------------------------------------------------------
                                                       Advisor Preferred
------------------- ----------------------------------------------------------------------------------------
------------------- --------------------------- ----------------------------- ------------------------------
                     5-Year Withdrawal Charge     3-Year Withdrawal Charge     No Withdrawal Charge Option
                              Option                       Option
------------------- --------------------------- ----------------------------- ------------------------------
------------------- --------------------------- ----------------------------- ------------------------------
Guarantee Periods              N/A                          N/A                            N/A
------------------- --------------------------- ----------------------------- ------------------------------
------------------- --------------------------- ----------------------------- ------------------------------
                               N/A                          N/A                            N/A
------------------- --------------------------- ----------------------------- ------------------------------
------------------- --------------------------- ----------------------------- ------------------------------
                               N/A                          N/A                            N/A
------------------- --------------------------- ----------------------------- ------------------------------
------------------- --------------------------- ----------------------------- ------------------------------
                               N/A                          N/A                            N/A
------------------- --------------------------- ----------------------------- ------------------------------